Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, WI 53202

June 18, 2013

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

  Registration No.’s 2-89971; 811-3990

  EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information, contained in the Registrant’s Prospectus dated May 1, 2013, as supplemented June 7, 2013, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (414) 665-3487.

Very truly yours,

/s/ Michael J. Conmey

Michael J. Conmey

Counsel

Northwestern Mutual